Segment Information (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Adjustments to reconcile to Adjusted revenue:
Official check and money order revenues	$ (0.8)		$ (2.3)							$ (3.2)	$ (11.9)	$ 12.7	$ 9.9	$ (8.0)
Eliminations of intersegment revenues	(17.5)		(15.5)							(49.7)	(45.1)	(61.6)	(65.1)	(62.4)
Adjusted revenue	1,708.4		1,694.9							5,023.2	5,009.4	6,762.0	6,589.0	6,440.9
Adjustments to reconcile to Consolidated revenues:
Adjustments for non-wholly-owned entities	3.0		11.8							26.3	48.5	73.2	179.7	224.1
Official check and money order revenues	0.8		2.3							3.2	11.9	(12.7)	(9.9)	8.0
ISO commission expense	123.5		120.6							362.6	355.7	470.9	403.5	333.8
Reimbursable debit network fees, postage and other	876.4		844.4							2,596.5	2,498.0	3,361.5	3,531.5	3,389.6
Total revenues	2,712.1	2,756.8	2,674.0	2,685.5	2,564.0	2,687.8	2,731.8	2,749.8	2,544.2	8,011.8	7,923.5	10,680.3	10,713.6	10,380.4
Total reported segments
Reconciliation of reportable segment amounts to the consolidated balances
Segment Revenues	1,694.7		1,684.3							4,985.6	4,969.3	6,711.3	6,522.8	6,344.6
All Other and Corporate
Reconciliation of reportable segment amounts to the consolidated balances
Segment Revenues	$ 32.0		$ 28.4							$ 90.5	$ 97.1	$ 125.0	$ 141.2	$ 150.7